Commitments and Contingencies (Details Narrative)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 24, 2023 USD ($)	May 17, 2023 USD ($)	Apr. 20, 2023 USD ($)	Jan. 01, 2022 USD ($)	Nov. 17, 2021 USD ($)	Jan. 01, 2021 USD ($) ft²	Nov. 03, 2020 USD ($) ft²	Jun. 01, 2020 USD ($)	Apr. 13, 2020 USD ($)	Oct. 31, 2022 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 15, 2023
Loss Contingencies [Line Items]
Office space | ft²							135
Lease and rental expense				$ 1,074			$ 947			$ 844
Interest rate																	10.00%
Notice of delisting								On June 1, 2020, AgeX received a letter (the “Deficiency Letter”) from the staff of the NYSE American (the “Exchange”) indicating that AgeX does not meet certain of the Exchange’s continued listing standards as set forth in Section 1003(a)(i) of the Exchange Company Guide in that AgeX has stockholders’ equity of less than $2,000,000 and has incurred losses from continuing operations and/or net losses during its two most recent fiscal years. Pursuant to Section 1009 of the Exchange Company Guide and as provided in the Deficiency Letter AgeX provided the Exchange staff with a plan (the “Compliance Plan”) advising the Exchange staff of action AgeX has taken and will take that would bring AgeX into compliance with the Exchange’s continued listing standards by December 1, 2021. The Exchange staff has accepted the Compliance Plan
Net loss								$ 2,000,000			$ (5,401,000)	$ (2,435,000)	$ (11,347,000)	$ (7,759,000)	$ (10,462,000)	$ (8,675,000)
Juvenescence Limited [Member]
Loss Contingencies [Line Items]
Extinguishment of Debt, Amount	$ 36,000,000
Continuing Operations [Member]
Loss Contingencies [Line Items]
Net loss		$ 2,000,000	$ 2,000,000
Segment Continuing Operations One [Member]
Loss Contingencies [Line Items]
Net loss		4,000,000	4,000,000
Segment Continuing Operations Two [Member]
Loss Contingencies [Line Items]
Net loss		$ 6,000,000	$ 6,000,000
Minimum [Member]
Loss Contingencies [Line Items]
Net loss					$ 2,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Net loss					$ 4,000,000
Paycheck Protection Program [Member]
Loss Contingencies [Line Items]
Loan obtained									$ 432,952
Interest rate									1.00%
Loan maturity date									Apr. 13, 2022
Lease Agreement [Member]
Loss Contingencies [Line Items]
Office space | ft²						135				101
Lease and rental expense						$ 947				$ 844			$ 844	$ 1,074	$ 1,074